Document and Entity Information	3 Months Ended
	Jun. 30, 2012	Aug. 13, 2012
Document And Entity Information
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	10-Q
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	Amendment No. 1
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,907,255
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 21,820	$ 16,412	$ 42,137	$ 32,138
Cost of goods sold	17,056	12,860	32,783	24,265
Gross profit	4,764	3,552	9,354	7,873
Operating expenses
Selling, general and administrative	3,310	2,507	6,551	5,095
Foreign exchange (gain) loss	(14)	5	(86)	(12)
Total operating expenses	3,296	2,512	6,465	5,083
Operating income	1,468	1,040	2,889	2,790
Interest and bank charges	249	99	443	221
Other expense (income)	1	441	30	441
Earnings from continuing operations before income taxes	1,218	500	2,416	2,128
Provision for income taxes	358	65	697	528
Earnings from continuing operations	860	435	1,719	1,600
Earnings (loss) from discontinued operations, net of income taxes	(78)	(210)	(161)	(412)
Net earnings	$ 782	$ 225	$ 1,558	$ 1,188
Earnings from continuing operations per share:
Basic	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Diluted	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Earnings per common share:
Basic	$ 0.13	$ 0.04	$ 0.26	$ 0.2
Diluted	$ 0.13	$ 0.04	$ 0.26	$ 0.2
Weighted average common shares outstanding:
Basic	5,907	5,907	5,907	5,907
Diluted	5,908	5,985	5,907	5,969

Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net earnings	$ 782	$ 225	$ 1,558	$ 1,188
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(231)	43	(103)	253
Amortization of net prior service costs and net actuarial losses	(65)	(45)	(9)	(26)
Other comprehensive income	(296)	(2)	(112)	227
Comprehensive income	$ 486	$ 223	$ 1,446	$ 1,415

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 150	$ 1,398
Accounts receivable	10,305	8,172
Inventories	15,235	13,711
Income taxes receivable	171	517
Deferred income taxes	600	753
Prepaid expenses and other current assets	701	421
Current assets of discontinued operations	240	457
Total current assets	27,402	25,429
Property, plant and equipment	10,798	9,983
Noncurrent deferred income taxes	1,096	679
Notes receivable	600	300
Intangible assets	5,441	5,585
Goodwill	6,861	6,862
Total assets	52,198	48,838
Current Liabilities
Bank overdrafts	1,049
Accounts payable and accrued liabilities	11,974	11,316
Current maturities of long-term debt and capital lease obligations	9,010	8,870
Income taxes payable	318	445
Current liabilities of discontinued operations	333	554
Total current liabilities	22,684	21,185
Long-term debt and capital lease obligations, net of current maturities	9,342	9,015
Pension deficit	581	569
Noncurrent deferred income taxes	3,244	3,301
Total liabilities	35,851	34,070
Shareholders' Equity
Preferred stock, par value $0.001; 5,000,000 shares authorized; none issued
Common stock, par value $0.001; 30,000,000 shares authorized; 5,907,255 shares issued and outstanding	6	6
Additional paid-in capital	7,928	7,795
Accumulated other comprehensive income (loss)	(935)	(823)
Retained earnings	9,348	7,790
Total shareholders' equity	16,347	14,768
Total liabilities and shareholders' equity	$ 52,198	$ 48,838

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, issued	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized	30,000,000	30,000,000
Common stock, issued	5,907,255	5,907,255
Common stock, outstanding	5,907,255	5,907,255

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net earnings	$ 1,558	$ 1,188
Depreciation	587	334
Amortization of intangibles	143	107
Deferred tax expense	(320)	(281)
Accrued pension	3	(36)
Stock-based compensation	133	126
Restructuring and asset impairment charges, discontinued operations	49
Changes in current operating assets and liabilities
Accounts receivable, net	(2,153)	(152)
Inventories	(1,539)	(1,020)
Prepaid expenses and other current assets	(283)	(444)
Income taxes	224	97
Accounts payable and accrued liabilities	656	726
Discontinued operations assets and liabilities, net	(55)	(87)
Net cash provided by (used in) operating activities	(997)	558
Investing activities
Additions to property, plant and equipment	(1,421)	(422)
Note receivable	(300)
Net cash used in investing activities	(1,721)	(422)
Financing activities
Increase (decrease) in bank overdrafts	1,064	1,441
Increase (decrease) in revolving credit facilities	392	2,009
Increase in long-term debt	1,074	10,269
Repayment of long-term debt and capital lease obligations	(982)	(340)
Net cash provided by (used in) financing activities	1,548	13,379
Increase (decrease) in cash and cash equivalents	(1,170)	13,515
Effect of foreign exchange on cash and cash equivalents	(78)	66
Cash and cash equivalents
Beginning of year	1,398	516
End of period	$ 150	$ 14,097

Basis of Presentation	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Basis of Presentation

1.	Basis of Presentation

Unless the context requires otherwise, references in this Form 10-Q to the “Company,” “Pioneer,” “we,” “our” and “us” refer to Pioneer Power Solutions, Inc. and its subsidiaries, including Pioneer Electrogroup Canada Inc., Pioneer Transformers Ltd., Bemag Transformer Inc., Jefferson Electric, Inc. and Pioneer Wind Energy Systems Inc.

These unaudited consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation, including amounts related to Pioneer Wind Energy Systems Inc. which are reported as discontinued operations.

These unaudited consolidated financial statements have been prepared pursuant to the rules of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures, normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”), have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to fairly state the financial position, results of operations and cash flows with respect to the interim consolidated financial statements have been included. The results of operations for the interim period are not necessarily indicative of the results for the entire fiscal year. The year-end balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP.

These unaudited consolidated financial statements should be read in conjunction with the risk factors, audited consolidated financial statements and notes thereto of the Company and its subsidiaries included in its Annual Report on Form 10-K for the year ended December 31, 2011, which was filed with the SEC on March 30, 2012.

Reverse Stock Split

The Company’s board of directors authorized a one-for-five reverse stock split on June 1, 2011, which took effect on June 20, 2011. All share and related stock option and warrant information presented in these financial statements and accompanying footnotes has been retroactively adjusted to reflect the reduced number of shares resulting from this action.

Summary of Significant Accounting Policies	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

2.	Summary of Significant Accounting Policies

The Company’s significant accounting policies were described in Note 2 to our audited consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011. There have been no significant changes in the Company’s accounting policies for the first two quarters of 2012.

Recent Accounting Pronouncements

There have been no recent accounting pronouncements not yet adopted by the Company which would have a material impact on our financial statements.

The Company adopted certain amendments to Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements,” effective January 1, 2012. These amendments include a consistent definition of fair value, enhanced disclosure requirements for “Level 3” fair value adjustments and other changes to required disclosures. Their adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the amendments to ASC 220, “Comprehensive Income,” effective January 1, 2012. The amendments pertained to presentation and disclosure only.

The Company adopted the amendments to ASC 350, “Intangibles-Goodwill and Others,” effective January 1, 2012. The amended guidance allows us to do an initial qualitative assessment of relevant events and circumstances to determine if fair value of a reporting unit is more likely than not to be less than its carrying value, prior to performing the two-step quantitative goodwill impairment test. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Discontinued Operations

3.	Discontinued Operations

During September 2011, the Company committed to a plan to divest or wind down its Pioneer Wind Energy Systems Inc. subsidiary which was established by the Company in 2010 to market its utility scale wind turbine designs, after-sales services and equipment financing to community wind and industrial customers. This decision was part of the Company’s strategy to focus on businesses that create the most shareholder value. Weak domestic wind energy market conditions combined with the inability of the Company to establish an arrangement, on commercially acceptable terms, with a qualified third party to provide outsourced parts procurement and assembly services, caused the Company to reduce and extend further out into the future its projected sales and operating profit of the business. The decision to divest or wind down the business resulted in a non-cash asset impairment charge of $1.6 million to adjust the carrying value of the subsidiary’s assets to their fair value. This impairment charge was recognized in the third quarter of 2011 on certain inventory, property, plant and equipment and other assets. In addition, at the time the Company also recognized a $0.6 million charge related to its expected future severance, rent and insurance payment obligations.

The results of operations for Pioneer Wind Energy Systems Inc. are reported as discontinued operations for all periods presented and are summarized as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net sales	$60	$-	$110	$-
(Loss) from operations of discontinued business (1)	(78)	(210)	(161)	(412)
Income tax expense	-	-	-	-
Loss from discontinued operations, net of tax	$(78)	$(210)	$(161)	$(412)

 (1)  Includes $0.1 million of inventory write-down and non-cash asset impairment charges recognized during the six months ended June 30, 2012.

Inventories	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Inventories

4.	Inventories

The components of inventories are summarized below (in thousands):

	June 30,	December 31,
	2012	2011
Raw materials	$6,339	$6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$15,235	$13,711

Included in raw materials at June 30, 2012 and December 31, 2011 are goods in transit of approximately $0.4 million and $0.3 million, respectively.

Goodwill and Other Intangible Assets	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Goodwill and Other Intangible Assets

5.	Goodwill and Other Intangible Assets

Changes in goodwill and intangible asset balances for the six months ended June 30, 2012, consisted of the following (in thousands):

		Intangible
	Goodwill	assets
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(143)
Foreign currency translation	(1)	(1)
Balance as of June 30, 2012	$6,861	$5,441

The components of intangible assets as of June 30, 2012 are summarized below (in thousands):

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(486)	(47)	$2,429
Non-compete agreement	95	(53)	(1)	$41
Trademarks	2,049	-	(13)	2,036
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(539)	$(76)	$5,441

Notes Receivable	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Notes Receivable

6.	Notes Receivable

In December 2011 and January 2012, the Company’s Pioneer Transformers Ltd. subsidiary funded two promissory notes, each in the amount of $300,000, from a developer of a renewable energy project in the U.S. The promissory notes accrue interest at a rate of 4.5% per annum with a final payment of all unpaid principal and interest becoming fully due and payable upon the earlier to occur of (i) the four year anniversary of the issuance date of the promissory notes, or (ii) an event of default. As defined in the promissory notes, an event of default includes, but is not limited to, the following: any bankruptcy, reorganization or similar proceeding involving the borrower, a sale or transfer of substantially all the assets of the borrower, a default by the borrower relating to any indebtedness due to third parties, the incurrence of additional indebtedness by the borrower without the Company’s written consent and failure of the borrower to perform its obligations pursuant to its other agreements with the Company, including its purchase order for pad mount transformers.

Credit Facilities	3 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Credit Facilities

7.	Credit Facilities

Canadian Credit Facilities

In June 2011, Pioneer Electrogroup Canada Inc., a wholly owned subsidiary of Pioneer Power Solutions, Inc. and the parent company of Pioneer Transformers Ltd., Bemag Transformer Inc. and Pioneer Wind Energy Systems Inc. (the “Borrowers”), entered into a letter loan agreement with the Company’s Canadian bank (the “Canadian Facilities”) that replaced and superseded all of the Company’s prior financing arrangements with the bank. Bemag Transformer Inc. became a party to the Canadian Facilities on July 1, 2011, upon the acquisition of all of its capital shares by the Company.

The Canadian Facilities provide for up to $23.0 million CAD (approximately $22.6 million expressed in U.S. dollars) consisting of a $10.0 million demand revolving credit facility (“Facility A”) to finance ongoing operations, a $2.0 million term credit facility (“Facility B”) that financed a plant expansion, a $10.0 million term credit facility (“Facility C”) to finance acquisitions, capital expenditures or to provide funding to Pioneer Power Solutions, Inc., a $50,000 Corporate MasterCard credit facility (“Facility D”) and a $1.0 million foreign exchange settlement risk facility (“Facility E”).

The Canadian Facilities are secured by a first-ranking lien in the amount of approximately $25 million CAD on all of the present and future movable and immovable property of the Borrowers and their subsidiaries.

The Canadian Facilities require the Borrowers to comply on a consolidated basis with various financial covenants, including maintaining a minimum fixed charge coverage ratio of 1.25, a maximum funded debt to EBITDA ratio of 2.75 and a limitation on funded debt to less than 60% of capitalization. The Canadian Facilities also restrict the ability of the Borrowers to, among other things, (i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.’s previous year’s net income.

Facility A is subject to margin criteria and borrowings bear interest at the bank’s prime rate plus 0.50% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 0.50% per annum or LIBOR plus 2.00% per annum on amounts borrowed in U.S. dollars.

Borrowings under Facility B bear interest at the bank’s prime rate plus 1.00% per annum with principal repayments becoming due on a five year amortization schedule.

Borrowings under Facility C are repayable according to a five year principal amortization schedule and bear interest at the following rates: if the funded debt to EBITDA ratio is equal to or greater than 2.00, the bank’s prime rate plus 1.25% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.25% per annum or LIBOR plus 2.50% per annum on amounts borrowed in U.S. dollars; or, if the funded debt to EBITDA ratio is less than 2.00, the bank’s prime rate plus 1.00% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.00% per annum or LIBOR plus 2.25% per annum on amounts borrowed in U.S. dollars. In addition, Facility C is subject to a standby fee which is calculated monthly using the unused portion of the facility at either 0.625% per annum if the funded debt to EBITDA ratio is equal to or greater than 2.00, or 0.5625% per annum if the funded debt to EBITDA ratio is less than 2.00.

As of June 30, 2012, the Company had approximately $12.1 million in U.S. dollar equivalents outstanding under the Canadian Facilities and was in compliance with its financial covenant requirements. The Company’s borrowings consisted of approximately $1.4 million outstanding under Facility A, $1.7 million outstanding under Facility B, and $9.0 million outstanding under Facility C.

United States Credit Facilities

In January 2008, the Company’s Jefferson Electric, Inc. subsidiary entered into a bank loan agreement with a U.S. bank that included a revolving credit facility, initially with a borrowing base limit of $5.0 million and a term credit facility (the “U.S. Facilities”). Monthly payments of accrued interest were required under the revolving credit facility and monthly payments of principal and accrued interest were required under the term credit facility. As of April 30, 2010, the date the Company acquired Jefferson Electric, Inc., final payment of all outstanding amounts under the U.S. Facilities was due on October 31, 2011. The interest rate under the revolving credit facility was equal to the greater of the bank’s reference rate or 6.5% per annum. The interest rate under the term credit facility was 7.27% annually. Borrowings under the U.S. Facilities were collateralized by substantially all the assets of Jefferson Electric, Inc. which had a net carrying value of approximately $14.1 million as of June 30, 2012 and were guaranteed by its Mexican subsidiary. In addition, an officer of Jefferson Electric, Inc. was a guarantor under the U.S. Facilities and he provided additional collateral to the bank in the form of common stock and a warrant to purchase shares of common stock of the Company held by him.

In November 2011, Jefferson Electric, Inc. revised its financing arrangement and extended the maturity date of the U.S. Facilities to October 31, 2012. The amended loan agreement provided for an increase in the borrowing base limit of the revolving credit facility to $6.0 million and a decrease in the interest rate to the bank’s reference rate (currently 3.25% per annum) plus 2.0%. In connection with the amendment, the Company prepaid $250,000 under the term credit facility in November 2011 and made an additional prepayment of $750,000 in January 2012. The interest rate under the term credit facility was reduced to 6.0% annually, with monthly payments of principal and accrued interest calculated based on an amortization of the then-remaining principal balance outstanding over a hypothetical 5-year term, with a final payment of all outstanding amounts due on October 31, 2012.

Borrowings under the U.S. Facilities continue to be collateralized by substantially all the assets of Jefferson Electric, Inc. and an officer of the subsidiary remains a guarantor. In addition, the Company entered into a guaranty agreement with respect to Jefferson Electric, Inc.’s obligations under the U.S. Facilities and the bank agreed to release additional collateral consisting of common stock and a warrant held by the officer of Jefferson Electric, Inc.

The U.S. Facilities, as amended, require Jefferson Electric, Inc. to comply with certain financial covenants, including a requirement to exceed minimum quarterly targets for tangible net worth and maintain a minimum debt service coverage ratio. The U.S. Facilities also restrict Jefferson Electric, Inc.’s ability to pay dividends or make distributions, advances or other transfers of assets.

As of June 30, 2012, Jefferson Electric, Inc. had approximately $5.1 million outstanding under the revolving credit facility, approximately $1.1 million outstanding under the term credit facility and was in compliance with their financial covenant requirements.  On July 25, 2012, the term credit facility was repaid in full.  See Note 14 “subsequent event” in the notes to our consolidated financial statements for further details.

Long-Term Debt

Long-term debt consists of the following (in thousands):

	June 31,	December 31,
	2012	2011
Revolving credit facilities	$6,595	$6,199
Term credit facilities	11,755	11,669
Capital lease obligations	2	17
Total debt and capital lease obligations	18,352	17,885
Less current portion	(9,010)	(8,870)
Total long-term debt and capital lease obligations	$9,342	$9,015

Shareholders' Equity	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Shareholders' Equity

8.	Shareholders’ Equity

The Company had common stock, $0.001 par value, outstanding of 5,907,255 shares as of June 30, 2012 and December 31, 2011, respectively.

As of June 30, 2012, the Company had warrants outstanding to purchase 640,000 shares of common stock with an average exercise price of approximately $14.00 per share. The warrants expire on dates beginning on December 2, 2014 and ending on April 30, 2015. No warrants were exercised during the six months ended June 30, 2012.

The board of directors is authorized, subject to any limitations prescribed by law, without further vote or action by the shareholders, to issue from time to time up to 5,000,000 shares of preferred stock, $0.001 par value, in one or more series. Each such series of preferred stock shall have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as shall be determined by the board of directors, which may include, among others, dividend rights, voting rights, liquidation preferences, conversion rights and preemptive rights.

Fair Value Measurement	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Fair Value Measurement

9.	Fair Value Measurement

The Company assesses the inputs used to measure the fair value of financial assets and liabilities using a three-tier hierarchy.

Level 1	Valuation is based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2	Valuation is based upon quoted prices for identical or similar instruments such as interest rates, foreign currency exchange rates, commodity rates and yield curves, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3	Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions include management’s own judgments about the assumptions market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The carrying values of accounts and notes receivables, and accounts payable approximate fair value. Certain assets, including long-lived assets held and used and assets held for sale are measured at fair value on a non-recurring basis. There were no fair value measurement losses recognized for such assets in the first quarter of 2012.

Stock-Based Compensation	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stock-Based Compensation

10.	Stock-Based Compensation

A summary of stock option activity under the 2011 Long-Term Incentive Plan as of June 30, 2012, and changes during the six months ended June 30, 2012, are presented below:

			Weighted
	Stock	Weighted average	average remaining	Aggregate
	options	exercise price	contractual term	intrinsic value
Balance December 31, 2011	118,400	$15.07	7.05	$-
Granted	50,000	4.22	8.68	44,500
Exercised	-	-
Forfeited	-	-
Outstanding as of June 30, 2012	168,400	$11.85	7.11	$44,500
Exercisable as of June 30, 2012	78,933	$15.09	6.58	$-

As of June 30, 2012, there were 531,600 shares available for future grants under the Company’s 2011 Long-Term Incentive Plan.

Expense for stock-based compensation recorded for the six months ended June 30, 2012 and 2011 was approximately $133,000 and $126,000, respectively. As of June 30, 2012, the Company had total stock-based compensation expense remaining to be recognized in the statement of earnings of approximately $0.3 million.

Pension Plan	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Pension Plan

11.	Pension Plan

One of the Company’s Canadian subsidiaries sponsors a defined benefit pension plan in which a majority of its employees are members. The subsidiary funds 100% of all contributions to the plan. The benefits, or the rate per year of credit service, are established by the Company and updated at its discretion.

The components of the expense the Company incurred under the pension plan are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Current service cost, net of employee contributions	$10	$9	$21	$17
Interest cost on accrued benefit obligation	36	37	71	73
Expected return on plan assets	(40)	(39)	(78)	(78)
Amortization of transitional obligation	3	3	7	7
Amortization of past service costs	2	2	4	4
Amortization of net actuarial gain	12	8	24	16
Total cost of benefit	$23	$20	$49	$39

Cost of Benefits

The Company’s policy is to fund the pension plan at or above the minimum level required by law. The Company made $29,000 and $65,000 of contributions to its defined benefit pension plan during the six months ended June 30, 2012 and 2011, respectively. Changes in the discount rate and actual investment returns that are lower than the long-term expected return on plan assets could result in the Company making additional contributions.

Geographical Information	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Geographical Information

12.	Geographical Information

The Company has one material operating segment, being the sale of electrical equipment. Revenues are attributable to countries based on the location of the Company's customers (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Canada	$14,065	$10,499	$26,211	$20,381
United States	7,636	5,829	15,594	11,059
Others	119	84	332	698
Total	$21,820	$16,412	$42,137	$32,138

Basic and Diluted Earnings Per Share	3 Months Ended
Jun. 30, 2012
Earnings per common share:
Basic and Diluted Earnings Per Share

13.	Basic and Diluted Earnings Per Share

Basic and diluted earnings per common share are calculated based on the weighted average number of shares outstanding during the period. The Company’s employee and director stock option awards, as well as incremental shares issuable upon exercise of warrants, are not considered in the calculations if the effect would be anti-dilutive. The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Numerator:
Earnings from continuing operations	$860	$435	$1,719	$1,600

Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	1	2	-	1
Net dilutive effect of warrants outstanding	-	76	-	61
Denominator for diluted earnings per common share	5,908	5,985	5,907	5,969

Earnings from continuing operations per common share:
Basic	$0.15	$0.07	$0.29	$0.27
Diluted	$0.15	$0.07	$0.29	$0.27

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	131	60	131	110
Warrants	640	410	640	410

Subsequent Event	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Event

14.	Subsequent Event

On July 25, 2012, the Company’s indirect wholly owned Mexican subsidiary, Nexus Magneticos de Mexico, S. de R.L. de C.V. (“Nexus”), entered into a term loan agreement with GE CF Mexico, S.A. de C.V. (“GE Capital Mexico”). At closing, GE Capital Mexico advanced to Nexus $1,652,805 under the term loan agreement, less a non-refundable commission of 1% and less a pledge of cash representing 10% of the loan amount.  Immediately upon receiving the term loan advance, Nexus made an intercompany loan in the same principal amount to Jefferson Electric, Inc., its controlling shareholder. In turn, Jefferson Electric, Inc. used the intercompany loan proceeds to repay a portion of its outstanding secured indebtedness owed to its U.S. bank. The net proceeds were used by Jefferson Electric, Inc. to repay approximately $1,060,000 of principal and accrued interest that was then outstanding under its term note with the bank, as well as to reduce the outstanding balance under the company’s revolving credit facility by approximately $338,000.

The term loan from GE Capital Mexico is payable in 60 consecutive monthly installments and bears interest, payable monthly, at a rate of 6.93% per annum. The term loan may be prepaid by Nexus in increments of at least $100,000, subject to the application of certain prepayment and other fees as established in the term loan agreement. The term loan agreement contains customary representations and warranties, affirmative and negative covenants and events of default, including covenants that restrict Nexus’ ability to create certain liens, incur additional liabilities, make certain types of investments, engage in mergers, consolidations, significant asset sales and affiliate transactions, pay dividends, redeem or repurchase outstanding equity and make capital expenditures.

The obligations of Nexus under the term loan are secured by (i) a pledge of cash in the amount of 10% of the term loan amount, (ii) a trust agreement, pursuant to which Nexus and Jefferson Electric, Inc. transferred title to substantially all of their equipment and machinery assets located in Mexico to a Mexican bank as trustee, to serve as security for all of Nexus’ obligations under the term loan agreement, and (iii) a corporate guaranty by the Company of all of Nexus’ obligations under the term loan agreement.

Summary of Significant Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Recent Accounting Pronouncements

Recent Accounting Pronouncements

There have been no recent accounting pronouncements not yet adopted by the Company which would have a material impact on our financial statements.

The Company adopted certain amendments to Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements,” effective January 1, 2012. These amendments include a consistent definition of fair value, enhanced disclosure requirements for “Level 3” fair value adjustments and other changes to required disclosures. Their adoption did not have a material impact on the Company’s consolidated financial statements.

The Company adopted the amendments to ASC 220, “Comprehensive Income,” effective January 1, 2012. The amendments pertained to presentation and disclosure only.

The Company adopted the amendments to ASC 350, “Intangibles-Goodwill and Others,” effective January 1, 2012. The amended guidance allows us to do an initial qualitative assessment of relevant events and circumstances to determine if fair value of a reporting unit is more likely than not less than its carrying value, prior to performing the two-step quantitative goodwill impairment test. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.

Discontinued Operations (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Discontinued Operations

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
Net sales	$60	$-	$110	$-
(Loss) from operations of discontinued business (1)	(78)	(210)	(161)	(412)
Income tax expense	-	-	-	-
Loss from discontinued operations, net of tax	$(78)	$(210)	$(161)	$(412)

 (1)  Includes $0.1 million of inventory write-down and non-cash asset impairment charges recognized during the six months ended June 30, 2012.

Inventories (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Inventories

	June 30,	December 31,
	2012	2011
Raw materials	$6,339	$6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$15,235	$13,711

Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule Intangible Assets and Goodwill

		Intangible
	Goodwill	assets
Balance as of December 31, 2011	6,862	5,585
Additions due to acquisitions	-	-
Amortization	-	(143)
Foreign currency translation	(1)	(1)
Balance as of June 30, 2012	$6,861	$5,441

Schedule of Intangible Assets

	Intangible	Accumulated	Foreign currency	Net book
	assets	amortization	translation	value
Customer relationships	$2,962	$(486)	(47)	$2,429
Non-compete agreement	95	(53)	(1)	$41
Trademarks	2,049	-	(13)	2,036
Technology-related industry accreditations	950	-	(15)	935
Total intangible assets	$6,056	$(539)	$(76)	$5,441

Credit Facilities (Tables)	3 Months Ended
Jun. 30, 2012
Text Block [Abstract]
Schedule of Long-Term Debt
	June 31,	December 31,
	2012	2011
Revolving credit facilities	$6,595	$6,199
Term credit facilities	11,755	11,669
Capital lease obligations	2	17
Total debt and capital lease obligations	18,352	17,885
Less current portion	(9,010)	(8,870)
Total long-term debt and capital lease obligations	$9,342	$9,015

Geographical Information (Tables)	3 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule of Geograpical Information

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Canada	$14,065	$10,499	$26,211	$20,381
United States	7,636	5,829	15,594	11,059
Others	119	84	332	698
Total	$21,820	$16,412	$42,137	$32,138

Basic and Diluted Earnings Per Share (Tables)	3 Months Ended
Jun. 30, 2012
Earnings per common share:
Schedule Earnings Per Share

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Numerator:
Earnings from continuing operations	$860	$435	$1,719	$1,600

Denominator:
Weighted average basic shares outstanding	5,907	5,907	5,907	5,907
Effect of dilutive securities -- equity based compensation plans	1	2	-	1
Net dilutive effect of warrants outstanding	-	76	-	61
Denominator for diluted earnings per common share	5,908	5,985	5,907	5,969

Earnings from continuing operations per common share:
Basic	$0.15	$0.07	$0.29	$0.27
Diluted	$0.15	$0.07	$0.29	$0.27

Anti-dilutive securities (excluded from per share calculation):
Equity based compensation plans	131	60	131	110
Warrants	640	410	640	410

Basis of Presentation (Details Narrative)	6 Months Ended
Jun. 30, 2011
Basis Of Presentation Details Narrative
Stock split, conversion ratio (in ratio)	0.2

Discontinued Operations (Details Narrative) (Pioneer Wind Energy Systems Inc, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Pioneer Wind Energy Systems Inc
Non-cash asset impairment charge	$ 1,600
Estimated payment obligations charge	$ 600

Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Loss from discontinued operations, net of tax	$ (78)		$ (210)		$ (161)		$ (412)
Pioneer Wind Energy Systems Inc
Net sales	60				110
(Loss) from operations of discontinued business	(78)	[1]	(210)	[1]	(161)	[1]	(412)	[1]
Income tax expense
Loss from discontinued operations, net of tax	(78)		(210)		(161)		(412)
Inventory write-down and non-cash asset impairment charges					$ 100

[1]	Includes $0.1 million of inventory write-down and non-cash asset impairment charges recognized during the six months ended June 30, 2012.

Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Raw materials	$ 6,339	$ 6,184
Work in process	3,628	2,974
Finished goods	5,806	5,217
Provision for excess and obsolete inventory	(538)	(664)
Total inventories	$ 15,235	$ 13,711

Inventories (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Goods in transit	$ 400	$ 300

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Goodwill [Roll Forward]
Balance as of Beginning	$ 6,862
Additions due to acquisitions
Amortization
Foreign currency translation	(1)
Balance as of Ending	$ 6,861

Goodwill and Other Intangible Assets (Details2) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Finite-lived Intangible Assets [Roll Forward]
Balance as of Beginning	$ 5,585
Additions due to acquisitions
Amortization	(143)	(107)
Foreign currency translation	(1)
Balance as of Ending	$ 5,441

Goodwill and Other Intangible Assets (Details3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Net book value	$ 5,441	$ 5,585
Customer relationships
Intangible assets	2,962
Accumulated amortization	(486)
Foreign currency translation	(47)
Net book value	2,429
Non-compete agreement
Intangible assets	95
Accumulated amortization	(53)
Foreign currency translation	(1)
Net book value	41
Trademarks
Intangible assets	2,049
Accumulated amortization
Foreign currency translation	(13)
Net book value	2,036
Technology-related industry accreditations
Intangible assets	950
Accumulated amortization
Foreign currency translation	(15)
Net book value	935
Total Intangible Assets
Intangible assets	6,056
Accumulated amortization	(539)
Foreign currency translation	$ (76)

Notes Receivable (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jan. 31, 2012 Promissory Notes	Dec. 31, 2011 Promissory Notes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Principal amount	$ 600	$ 300	$ 300	$ 300
Accrued interest rate (in percent)			4.50%	4.50%
Notes receivables, maturity date, description			The four year anniversary of the issuance date of the promissory notes

Credit Facilities (Details Narrative) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2012 Canadian Credit Facilities USD ($) N	Jun. 30, 2011 Canadian Credit Facilities USD ($)	Jun. 30, 2011 Canadian Credit Facilities CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility A) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility A) CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility B) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility B) CAD	Jun. 30, 2012 Canadian Credit Facilities (Facility C) USD ($)	Jun. 30, 2011 Canadian Credit Facilities (Facility C) CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility D) CAD	Jun. 30, 2011 Canadian Credit Facilities (Facility E) CAD
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed		$ 22,600	23,000		10,000		2,000		10,000	50	1,000
Canadian facilities secured by a first-ranking lien			25,000
Minimum fixed charge coverage ratio (in ratio)	1.25
Maximum funded debt to EBITDA ratio (in ratio)	2.75
Debt to capitalization (in percent)	0.6
Description of line of credit facility restriction	(i) Provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) Make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.s previous years net income.
Description of Interest rate				Borrowings bear interest at the banks prime rate plus 0.50% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 0.50% per annum or LIBOR plus 2.00% per annum on amounts borrowed in U.S. dollars		Borrowings under Facility B bear interest at the banks prime rate plus 1.00% per annum.		Schedule and bear interest at the following rates: if the funded debt to EBITDA ratio is equal to or greater than 2.00, the banks prime rate plus 1.25% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.25% per annum or LIBOR plus 2.50% per annum on amounts borrowed in U.S. dollars; or, if the funded debt to EBITDA ratio is less than 2.00, the banks prime rate plus 1.00% per annum on amounts borrowed in Canadian dollars, or the U.S. base rate plus 1.00% per annum or LIBOR plus 2.25% per annum on amounts borrowed in U.S. dollars. In addition, Facility C is subject to a standby fee which is calculated monthly using the unused portion of the facility at either 0.625% per annum if the funded debt to EBITDA ratio is equal to or greater than 2.00, or 0.5625% per annum if the funded debt to EBITDA ratio is less than 2.00.
Frequency of payment and payment terms						Five year amortization schedule		Five year principal amortization schedule and bear interest
Credit facilities amount oustanding	$ 12,100			$ 1,400		$ 1,700		$ 9,000

Credit Facilities (Details Narrative 2) (USD $) In Thousands, unless otherwise specified	0 Months Ended		1 Months Ended
	Nov. 30, 2011	Jan. 31, 2008	Jan. 31, 2012	Jun. 30, 2012
United States Credit Facilities
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	$ 6,000	5,000
Description of Interest rate	A decrease in the interest rate to the banks reference rate (currently 3.25% per annum) plus 2.0%.	The revolving credit facility's interest rate was equal to the greater of the banks reference rate or 6.5% per annum.
Expiration date	Oct 31, 2012	Oct 31, 2011
Net carrying value collateralized assets				14,100
Credit facilities amount oustanding				5,100
Term credit facility (the U.S. Facilities)
Line of Credit Facility [Line Items]
Term credit interest rate (in percent)	6.00%	7.27%
Additonal term loan repayment	250		750
Credit facilities amount oustanding				$ 1,100

Credit Facilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Credit Facilities Details
Revolving credit facilities	$ 6,595	$ 6,199
Term credit facilities	11,755	11,669
Capital lease obligations	2	17
Total debt and capital lease obligations	18,352	17,885
Less current portion	(9,010)	(8,870)
Total long-term debt and capital lease obligations	$ 9,342	$ 9,015

Shareholder's Equity (Details Narrative) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Shareholders Equity Details Narrative
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, outstanding shares	5,907,255	5,907,255
Outstanding purchase of warrants (in shares)	640,000
Average exercise price (in dollars per share)	$ 14
Warrant expiration date range start	Dec 2, 2014
Warrant expiration date range end	Apr 30, 2015
Preferred stock, authorized	5,000,000	5,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001

Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012 N
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at the beginning of period	118,400
Granted	50,000
Exercised
Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at the beginning of period	$ 15.07
Granted	$ 4.22
Exercised
Forfeited
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Balance at the beginning of period (in years)	7.05
Granted (in years)	8.68
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Balance at the beginning of period
Granted	$ 44,500
Total Intangible Assets
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Balance at the end of period	168,400
Exercisable at the end of period	78,933
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Balance at the end of period	$ 11.85
Exercisable at the end of period	$ 15.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term [Roll Forward]
Balance at the end of period (in years)	7.11
Exercisable at the end of period (in years)	6.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value [Roll Forward]
Balance at the end of period	44,500
Exercisable at the end of period

Stock-Based Compensation (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
2011 Long Term Incentive Plan
Shares available for future grants	531,600
Stock-based compensation expense	$ 133	$ 126
Stock-based compensation expense unrecognized in the statement of earnings	$ 300

Pension Plan (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Pension Plan Details
Current service cost, net of employee contributions	$ 10	$ 9	$ 21	$ 17
Interest cost on accrued benefit obligation	36	37	71	73
Expected return on plan assets	(40)	(39)	(78)	(78)
Amortization of transitional obligation	3	3	7	7
Amortization of past service costs	2	2	4	4
Amortization of net actuarial gain	12	8	24	16
Total cost of benefit	$ 23	$ 20	$ 49	$ 39

Pension Plan (Details Narrative) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Pension Plan Details Narrative
Funded Percentage (in percent)	100.00%
Contributions to defined benefit pension plan	$ 29	$ 65

Geographical Information (Details Narrative)	6 Months Ended
Jun. 30, 2012 N
Geographical Information Details Narrative
Number of material operating segments	1

Geographical Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,820	$ 16,412	$ 42,137	$ 32,138
CA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,065	10,499	26,211	20,381
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	7,636	5,829	15,594	11,059
Others Countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 119	$ 84	$ 332	$ 698

Basic and Diluted Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Numerator
Net earnings from continuing operations	$ 860	$ 435	$ 1,719	$ 1,600
Denominator
Weighted average basic shares outstanding (in shares)	5,907	5,907	5,907	5,907
Effect of dilutive securities -- employee and director stock option awards (in shares)	1	2		1
Net dilutive effect of warrants outstanding (in shares)		76		61
Denominator for diluted earnings per common share (in shares)	5,908	5,985	5,907	5,969
Earnings per common share basic and diluted
Basic (in dollar per share)	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Diluted (in dollar per share)	$ 0.15	$ 0.07	$ 0.29	$ 0.27
Anti-dilutive securities (excluded from per share calculation)
Equity based compensation plan	$ 131	$ 60	$ 131	$ 110
Warrants	$ 640	$ 410	$ 640	$ 410

Subsequent Event (Details Narrative) (GE CF Mexico ( Term Loan Agreement), USD $)	0 Months Ended
Jul. 25, 2012
GE CF Mexico ( Term Loan Agreement)
Advanced term loan	$ 1,652,805
Term loan non refundable commission (in percent)	1.00%
Term loan pledge of cash (in percent)	10.00%
Use of proceeds - repayment of term loan debt with U.S. Bank	1,060,000
Use of proceeds - reduction of U.S. bank revolving credit facility	338,000
Intercompany Loans, Description	Nexus made an intercompany loan in the same principal amount to Jefferson Electric, Inc., its controlling shareholder. In turn, Jefferson Electric, Inc. used the intercompany loan proceeds to repay a portion of its outstanding secured indebtedness owed to its U.S. bank.
Term loan frequency of periodic payment	60 consecutive monthly installments
Rate of Interest of Debt Instrument (in percent)	6.93%
Term Loan Increments	$ 100,000